Leases (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Leases
Summary of components of lease expense

	Three Months	Three Months	Nine Months	Nine Months
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
($ in thousands)	2024	2023	2024	2023
Lease Cost
Finance Lease Cost:
Amortization of Right of Use Assets	46	51	139	153
Interest on lease liabilities	1	3	4	9
Capitalized Operating Lease Cost	915	949	2,768	3,137
Short – Term Lease Cost	18	—	55	—
Variable Lease Cost	336	14	1,927	36
Total Lease Cost	1,316	1,017	4,893	3,335

Other Information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	1	3	4	10
Operating cash flows from Capitalized Operating leases	1,031	1,043	3,077	3,387
Financing cash flows from finance leases	50	53	149	158

Right of use assets obtained in exchange for new finance lease liabilities	—	10,457	—	10,457
Right of use assets obtained in exchange for new Capitalized Operating lease liabilities	8,561	—	8,561	—
Net ROU remeasurement	—	—	—	(9)
Weighted average remaining lease term - finance leases (in Years)	0.42	10.4	0.42	10.4
Weighted average remaining lease term - Capitalized Operating leases (in Years)	0.87	1.7	0.87	1.7
Weighted average discount rate - finance leases	3.57%	3.70%	3.57%	3.70%
Weighted average discount rate - Capitalized Operating leases	4.16%	4.13%	4.16%	4.13%

	Year	Year
	Ended	Ended
	June 30,	June 30,
	2023	2022
Lease Cost ($ in thousands)
Finance Lease Cost:
Amortization of Right of Use Assets	$204	$675
Interest on lease liabilities	12	27
Operating Lease Cost	3,852	4,515
Short - Term Lease Cost	46	1,140
Variable Lease Cost	954	1,633
Total Lease Cost	$5,068	$7,990
Other Information ($ in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$12	$30
Operating cash flows from operating leases	$4,193	$4,820
Financing cash flows from finance leases	$208	$1,070
Right of use assets obtained in exchange for new finance lease liabilities	$10,080	—
Right of use assets obtained in exchange for new operating lease liabilities	—	—
Net Right of use asset remeasurement	$(9)	$(651)
Weighted average remaining lease term - finance leases (in Years)	1.13	2.06
Weighted average remaining lease term - operating leases (in Years)	1.48	2.33
Weighted average discount rate - finance leases	3.68%	3.70%
Weighted average discount rate - operating leases	4.14%	4.10%

Summary of maturities of lease liabilities

Maturities of operating and finance lease liabilities as of March 31, 2024 are as follows:

($ in thousands)	Operating Leases	Finance Leases
Remaining in fiscal 2024	956	871
2025	1,415	3,338
2026	113	3,340
2027	14	1,987
2028	4	—
Total Lease Payments	2,502	9,536
Less Imputed Interest	(37)	(975)
Total	2,465	8,561

($ in thousands)	Operating Leases	Finance Leases
2024	4,033	3,064
2025	1,415	3,062
2026	113	2,977
2027	14	1,688
2028	4	—
Total Lease Payments	5,579	10,791
Less Imputed Interest	(155)	(1,313)
Total	5,424	9,478